Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2022
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of March 31, 2022 and 2021:

	As of March 31,	As of March 31,
	2022	2021
Prepayments to suppliers	$4,177,537	$9,334,225
Loans receivables (a)	727,765	-
Deposit	691,070	12,174
Prepayments to technical provider	669,481	646,752
VAT-in	560,155	-
Prepayment to Weilan (b)	448,946	-
Receivable from disposal of subsidiaries	408,106	-
Deposit for the acquisition of Shennong (Note 14)	-	9,130,613
Other current assets	226,173	3,065,980
Total	$7,909,233	$22,189,744

(a)	Loans receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six to nine months and the interest rate from 0.03% to 0.5% per day.

(b)	In the year ended March 31, 2022, the Company signed a cooperation agreement with a third party to invest in Hangzhou Weilan Automobile Co., Ltd. (“Weilan”) and paid $448,946 to the shareholders of Weilan. In June 2022, both parties agreed to terminate the cooperation agreement and the Company collected the full prepayment.